Basic and Diluted Net Income (Loss) per Share	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Basic and Diluted Net Income (Loss) per Share
12.	Basic and Diluted Net Income (Loss) per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended March 30, 2013 and March 31, 2012.

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net income (loss)	$1	$2	$(9)	$(29)
Weighted average shares of common stock outstanding—basic (in thousands)	113,034	83,508	112,193	83,680

Weighted average shares of common stock outstanding	113,034	83,508	112,193	83,680
Other common stock equivalents (in thousands)	5,450	1,066	—	—

Weighted average shares of common stock outstanding—diluted (in thousands)	118,197	84,574	112,193	83,680

Basic net loss per share
Basic net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

The conversion of stock options is not included in the calculation of diluted net loss per common share for the two quarterly periods ended March 30, 2013 or March 31, 2012 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted average common equivalent shares used for purposes of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 12,958,355 and 11,029,790 as of March 30, 2013 and March 31, 2012, respectively.

14.	Net Income (Loss) Per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

The conversion of stock options is not included in the calculation of diluted net loss per common share as of the end of fiscal 2011 and 2010 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted-average common equivalent shares used for purposed of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 10,826,232 and 10,614,882 as of the end of fiscal 2011 and 2010, respectively.